Post-employment Benefits - Actuarial assumptions (Details) - Y	Dec. 31, 2017	Dec. 31, 2016
Post-employment Benefits
Actuarial assumption of retirement age	65	65
Discount rate (as a percent)	7.60%	6.70%
Salary scale (as a percent)	5.00%	5.00%
Inflation rate (as a percent)	3.50%	3.50%